Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of future minimum lease payments
Year Ending June 30,
2022	$859,596
2023	311,446
2024	20,713
2025	—
2026	—
Thereafter	—

Total	$1,191,755

Year Ending December 31,
2021	$434,584
2022	193,027
2023	82,851
2024	—
2025	—
Thereafter	—
Total	$710,462